Cover	Apr. 27, 2023	Feb. 23, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 27, 2023
Entity Registrant Name	Federal Home Loan Bank of Pittsburgh
Entity File Number	000-51395
Entity Tax Identification Number	25-6001324
Entity Address, Address Line One	601 Grant Street
Entity Address, City or Town	Pittsburgh,
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15219
City Area Code	412
Local Phone Number	288-3400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company		false
Entity Central Index Key	0001330399
Amendment Flag	false